Annual Total Returns- DWS Treasury Portfolio (Investment Class Shares) [BarChart] - Investment Class Shares - DWS Treasury Portfolio - Investment Class Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%	0.30%	1.24%	1.64%	0.22%